Related Party Balances and Transactions - Schedule of Amount Due from and Due to Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Mr. Siu Wing Fung, Alfred (“Mr. Siu”) [Member]
Due from shareholders consist of the following:
Relationship, Due from shareholders		Shareholder and director
Amount, Due from shareholders			$ 404,549
Due to a related party consist of the following:
Relationship, Due to a related party		Shareholder and director
Harcourt Limited [Member]
Due from shareholders consist of the following:
Relationship, Due from shareholders	[1]	A related party (note 1)
Amount, Due from shareholders		$ 110,232
Due to a related party consist of the following:
Relationship, Due to a related party	[1]	A related party (note 1)
Mr. Siu Wing Fung, Alfred (“Mr. Siu”) [Member]]
Due from shareholders consist of the following:
Relationship, Due from shareholders		Shareholder and director
Due to a related party consist of the following:
Relationship, Due to a related party		Shareholder and director
Amount, Due to a related party		$ (116,653)
Ms. Fong Hei Yue, Tina (“Ms. Fong”) [Member]
Due from shareholders consist of the following:
Relationship, Due from shareholders		Shareholder and director
Due to a related party consist of the following:
Relationship, Due to a related party		Shareholder and director
Amount, Due to a related party			(497,200)
Harcourt Limited One [Member]
Due from shareholders consist of the following:
Relationship, Due from shareholders	[1]	A related party (note 1)
Due to a related party consist of the following:
Relationship, Due to a related party	[1]	A related party (note 1)
Amount, Due to a related party			$ (61,802)

[1]	The directors and shareholders of Harcourt Limited are Mr. Siu and Ms. Fong, Harcourt Limited therefore has the common ultimate beneficial owners with the Company.